Annual Total Returns- PIMCO CommodityRealReturn Strategy Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO CommodityRealReturn Strategy Portfolio - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.55%)	(18.35%)	(25.57%)	15.22%	2.40%	(14.05%)	11.63%	1.50%